CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) $ in Thousands	12 Months Ended
Aug. 31, 2020 CAD ($)
Statement of changes in equity [abstract]
Issue cost of At-the-market equity financing	$ 3,754